Financial instruments – risk management (Details Narrative) £ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2024 USD ($)	Jul. 31, 2024 GBP (£)	May 31, 2024 GBP (£)	Dec. 31, 2024 GBP (£)
Notes and other explanatory information [abstract]
Warrant Inducement			£ 4,800
Shares issued		£ 3,900
Proceeds from warrants exercised				£ 400
Principle amount | $	$ 600
Proceeds from note | $	$ 540